Note 7 - Shareholders' Equity (Details Textual) € / shares in Units, € in Thousands						1 Months Ended	2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Apr. 25, 2017 shares	Apr. 26, 2016 shares	Jan. 18, 2013 shares	Jun. 25, 2010 shares	Oct. 29, 2007 shares	Apr. 30, 2017 shares	Jul. 31, 2001 EUR (€) shares	Dec. 31, 1998 EUR (€) shares	Jun. 30, 2017 $ / shares shares	Dec. 31, 2016 € / shares shares	Dec. 31, 2015 shares	Jun. 30, 2017 € / shares shares	Feb. 18, 2016 shares	Dec. 31, 2014 shares	Dec. 19, 2012 shares	Jun. 24, 2010 shares	May 22, 2007 shares
Treasury Stock, Shares, Acquired							180,290	190,238
Treasury Stock, Value, Acquired, Par Value Method | €							€ 493	€ 649
Common Stock, Shares, Issued									29,368,394	29,098,144		29,368,394
Common Stock, Par or Stated Value Per Share | € / shares										€ 0.13		€ 0.13
Common Stock, Shares, Outstanding									28,997,866	28,727,616		28,997,866
Treasury Stock, Shares									370,528	370,528		370,528
The 2010 Plan [Member]
Common Stock, Shares Subscribed but Unissued																229,100
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued															500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued													1,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						260,000			260,000	575,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number									1,529,688	1,427,438	917,188	1,529,688		1,095,850
Employee Stock Option [Member] | The 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				95,912	504,088
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number									337,088			337,088
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	600,000
Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number									120,100			120,100
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																229,100
Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number									302,500			302,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															500,000
Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	260,000	575,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number									770,000			770,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													1,000,000
The 2007 Plan [Member]
Common Stock, Shares Subscribed but Unissued																	600,000
Options to Purchase Treasury Shares or To Subscribe New Shares [Member]
Shares Issued, Price Per Share | $ / shares									$ 3.30
Treasury Stock, Held for Purchase for Option Holder Exercises [Member]
Treasury Stock, Shares									127,100			127,100
Treasury Stock, Reissuance Price Per Share | € / shares												€ 2.38